Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2018
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Entity Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Apr. 02, 2018
Prospectus Date	Apr. 02, 2018